RELATED PARTY TRANSACTIONS (Details) - EBP 1998	12 Months Ended
	Jun. 30, 2026 EUR (€) shares	Jun. 30, 2026 GBP (£)	Jun. 30, 2025 EUR (€) shares	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 GBP (£)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
The Procter & Gamble Company common stock (in shares) | shares	4,385		5,811
Investment, cost basis	€ 552,586		€ 669,953
Employer contributions	88,200		87,617		€ 85,839
Dividend income	15,189		25,063		44,036
Administrative expenses	€ 257		€ 233		€ 179
Audit fees | £		£ 36,112		£ 36,112		£ 34,900